13. Trade receivables (Details 3) $ in Thousands	Dec. 31, 2019 ARS ($)
5% increase in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	$ 1,623,605
Variation	77,315
5% decrease in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	1,468,975
Variation	$ (77,315)